Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended			9 Months Ended						1 Months Ended		3 Months Ended											1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 BRL	Apr. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($) debenture	Sep. 30, 2011 USD ($)	Sep. 30, 2012 BRL	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Brazilian federal tax authority USD ($)	Dec. 31, 2011 Brazilian federal tax authority USD ($)	Sep. 30, 2012 Pellet plants USD ($) Y	Sep. 30, 2011 Pellet plants USD ($)	Sep. 30, 2012 Pellet plants USD ($)	Jun. 30, 2012 Pellet plants USD ($)	Sep. 30, 2011 Pellet plants USD ($)	Sep. 30, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Sep. 30, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Sep. 30, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Sep. 30, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)	Sep. 30, 2012 Transportation expenditures USD ($)	Sep. 30, 2012 Transportation expenditures BRL
Provision for contingencies and the related judicial deposits
Provision for contingencies				$ 2,292			$ 2,292			$ 1,686								$ 783	$ 751	$ 283	$ 248	$ 1,195	$ 654	$ 31	$ 33	$ 703
Judicial deposits				1,530			1,530			1,464								879	895	191	151	455	413	5	5
Contingencies settled and recognized provisions
Contingencies settled				4	15	3	31	13
Recognized provision, Classified as other operating expenses				586	24	33	668	112																		542	1,100
Loss contingency having no provision, estimate of possible loss				21,102			21,102			22,449								1,834	1,922	1,776	1,484	16,366	17,967	1,126	1,076
Amount of tax paid											5,866	6,644
Interest and penalties				81			81			73	9,036	9,781
Total amount of tax paid											14,902	16,425
Decline in income tax liability											815
Description of Leasing Arrangements
Renewable lease period (in years)													3
Future minimum rental payments
2012													16		16
2013													37		37
2014													21		21
2015													16		16
2016 thereafter													30		30
Total minimum payments required													120		120
Total expenses													39	31	13	10	10
Debentures
Number of debentures issued							388,559,056
Par value of debentures issued (in BRL cents per debenture)									0.01
Carrying value of debentures				1,717			1,717			1,336
Debentures remuneration paid	4	9	6
Changes in the provisions for asset retirement obligations
Beginning of period	1,867		1,862	1,814	1,862	1,410	1,770	1,368
Accretion expense				54	49	29	137	100
Liabilities settled in the current period				(5)		(11)	(9)	(41)
Revisions in estimated cash flows				4	3	(3)	36	(76)
Cumulative translation adjustment					(100)	(152)	(67)	(78)
End of period				1,867	1,814	1,273	1,867	1,273
Current liabilities				64	41	54	64	54		73
Non-current liabilities				1,803	1,773	1,219	1,803	1,219		1,697
Total				$ 1,867	$ 1,814	$ 1,273	$ 1,867	$ 1,273